Investments - Equity-accounted investees (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 61,806	$ 518
Total for all associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Total for all joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	16,806	518
TOTAL LIABILITIES	0	0
Total for all joint ventures | Total for all associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	16,806	518
TOTAL LIABILITIES	$ 0	$ 0